Cost of revenues	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Cost of revenues

13. Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue, which consists primarily of cost of referral partners, service fee paid to third-party payment platforms, amortization and depreciation expenses, salary and welfare benefits, cloud service fees, tax and surcharges and others. These costs are charged to the unaudited interim condensed consolidated statements of operations and comprehensive loss as incurred. The following table presents the Group’s cost of revenue for the six months ended June 30, 2025 and 2026:

	For the six months ended
	June 30,
	2025	2026
	RMB	RMB
Cost of referral partners	1,232,756	772,808
Service fee paid to third-party payment platforms	46,208	47,999
Salary and welfare benefits	1,912	1,166
Amortization and depreciation expenses	1,050	1,050
Cloud service fees	397	244
Tax and surcharges and others	546	4,306
Total	1,282,869	827,573

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)